FAIR VALUE ESTIMATION (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Disclosure of Fair Value Measurement of Assets
The following table provides information about assets and liabilities measured at fair value on the balance sheet and categorized by level according to the significance of the inputs used in making the measurements:

	December 31, 2022			December 31, 2021
(in thousands of U.S. dollars)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Rental properties (Note 6)	$—	$—	$11,445,659	$—	$—	$7,978,396
Canadian development properties (Note 9)	—	—	136,413	—	—	133,250
Investments in U.S. residential developments (Note 10) (1)	—	—	130,270	—	—	143,153
Derivative financial instruments (Note 21)	—	10,358	—	—	363	—
	$—	$10,358	$11,712,342	$—	$363	$8,254,799
Liabilities
Derivative financial instruments (Note 21)	$—	$51,158	$—	$—	$230,305	$—
Limited partners' interests in single-family rental business	—	—	1,696,872	—	—	947,452
	$—	$51,158	$1,696,872	$—	$230,305	$947,452
(1) Excludes the Company's interest in THPAS Development JV-2 LLC, which is measured at cost under the equity method (Note 10).